TAXATION - Effect of preferential tax (Details) - CNY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax holiday
Tax holiday effect	¥ 762	¥ 520	¥ 345
ADS
Income tax holiday
Basic net income per ADS effect (in RMB per share)	¥ 1.34	¥ 0.95	¥ 0.65
Diluted net income per ADS effect (in RMB per share)	¥ 1.19	¥ 0.92	¥ 0.60